Condensed Statements of Cash Flows - USD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Operating activities
Royalties received	$ 30,470,480	$ 13,702,276	$ 9,294,808
Interest received	86,616	5,541	6,939
Expenses paid	(1,047,221)	(1,124,467)	(1,080,534)
Net cash from operating activities	29,509,875	12,583,350	8,221,213
Investing activities
Maturities of U.S. Government securities	37,636,412	5,740,659	510,573
Purchases of U.S. Government securities	(60,977,805)		(5,940,958)
Net cash from (used for) investing activities	(23,341,393)	5,740,659	(5,430,385)
Financing activity
Distributions to unitholders	(19,548,815)	(7,216,006)	(8,921,606)
Net change in cash and cash equivalents	(13,380,333)	11,108,003	(6,130,778)
Cash and cash equivalents, beginning of year	13,695,168	2,587,165	8,717,943
Cash and cash equivalents, end of period	314,835	13,695,168	2,587,165
Reconciliation of net income to net cash from operating activities
Net income	33,495,567	9,613,112	8,558,841
Decrease (increase) in accrued income receivable	(1,911,046)	933,101	(419,761)
Decrease (increase) in prepaid expense	(1,032)	1,322	27
Increase (decrease) in accrued expenses	25,801	(63,600)	82,106
Increase (decrease) in deferred royalty revenue	(2,099,415)	2,099,415
Net cash from operating activities	29,509,875	12,583,350	8,221,213
Non cash financing activity
Distributions declared and payable	$ 15,481,612	$ 1,836,801	$ 656,001